Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
LONG-TERM DEBT
G.	LONG-TERM DEBT:

Long-Term Debt consists of the following at September 30,:

		2021	2020
1.00%	Loan Payable - PPP Loan - Bank of America: Due in monthly installments of $1,209 including interest to March 2025.	$-	$770,062
3.75%	Loan Payable - EIDL Loan - SBA: Due in monthly installments of $731 including interest to April 2051.	149,900	149,900
		149,900	919,962
	Current Portion	(3,858)	(153,133)
	Long-Term Debt	$146,042	$766,829

On April 15, 2020, the Company received loan proceeds from Bank of America in the amount of approximately $770,062 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times the average qualifying monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower is unable to re-hire to the same employment level on or before December 31, 2020, reduces salaries during the covered period, or uses more than forty percent of the money spent on non-employment expenses.

The unforgiven portion of the PPP loan is payable over five years at an interest rate of 1% with a deferral of payments for the first six months. The Company received forgiveness by the U.S. Small Business Administration (SBA) of the PPP loan in full, effective June 24, 2021.

The following is a schedule by years of aggregate maturities of indebtedness at September 30, 2021:

2022	$3,858
2023	3,441
2024	3,571
2025	3,704
2026	3,843
Thereafter	131,483
$149,900

H.	LONG-TERM DEBT:

Long-Term Debt consists of the following at December 31,:

		2020	2019
1.00%	Loan Payable - PPP Loan - Bank of America: Due in monthly installments of $1,209 including interest to March 2025.	$770,062	$-
3.75%	Loan Payable - EIDL Loan - SBA: Due in monthly installments of $731 including interest to April 2051.	149,900	-
		919,962	-
	Current Portion	(153,133)	-
	Long-Term Debt	$766,829	$-

On April 15, 2020, the Company received loan proceeds from Bank of America in the amount of approximately $770,062 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times the average qualifying monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower is unable to re-hire to the same employment level on or before December 31, 2020, reduces salaries during the covered period, or uses more than forty percent of the money spent on non-employment expenses.

The unforgiven portion of the PPP loan is payable over five years at an interest rate of 1%, with a deferral of payments for the first six months. The Company intends to use the proceeds for purposes consistent with the PPP. While the Company currently believes that its use of the loan proceeds will meet the conditions for forgiveness, the Company has not yet received forgiveness. Accordingly, the entire PPP loan balance has been recorded as a liability at December 31, 2020.

The following is a schedule by years of aggregate maturities of indebtedness at December 31,:

2021	$153,133
2022	155,844
2023	157,502
2024	159,181
2025	160,879
Thereafter	133,423
$919,962